Biological assets net	12 Months Ended
Sep. 30, 2025
Biological assets net
Biological assets, net

Note 8 - Biological assets, net

Biological assets, initially measured at cost and subsequently amortized on a straight-line basis over the terms of the forest right certificates, are as follows:

	As of	As of
	September 30,	September 30,
	2025	2024

Biological assets	$9,832,842	$9,974,920
Accumulated amortization	(847,766)	(641,704)
Sub-total	8,985,076	9,333,216
Less: impairment loss	(8,985,076)	-
Total	-	$9,333,216

Amortization expense was $0.2 million, $0.2 million, and $0.2 million for the years ended September 30, 2025, 2024, and 2023, respectively.